REGULATORY MATTERS - COST OF CAPITAL & FERC RATES (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended	24 Months Ended
	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2019
Southern California Gas Company [Member] | California Public Utilities Commission [Member]
Public Utilities, General Disclosures [Line Items]
Cost Of Capital Benchmark Rate		4.24%
Cost Of Capital Floor Rate		3.24%
Cost Of Capital Ceiling Rate		5.24%
Cost Of Capital Average Benchmark Rate		4.01%
Cost Of Capital Authorized Weighting		100.00%
Cost Of Capital Authorized Return On Rate Base		8.02%
Southern California Gas Company [Member] | Scenario, Forecast [Member] | California Public Utilities Commission [Member]
Public Utilities, General Disclosures [Line Items]
Cost Of Capital Potential Reduced Return On Equity			10.05%
Southern California Gas Company [Member] | Capital Structure, Long Term Debt [Member] | California Public Utilities Commission [Member]
Public Utilities, General Disclosures [Line Items]
Cost Of Capital Authorized Weighting		45.60%
Cost Of Capital Authorized Rate Of Recovery		5.77%
Cost Of Capital Weighted Authorized Return On Rate Base		2.63%
Southern California Gas Company [Member] | Capital Structure, Preferred Stock [Member] | California Public Utilities Commission [Member]
Public Utilities, General Disclosures [Line Items]
Cost Of Capital Authorized Weighting		2.40%
Cost Of Capital Authorized Rate Of Recovery		6.00%
Cost Of Capital Weighted Authorized Return On Rate Base		0.14%
Southern California Gas Company [Member] | Capital Structure, Common Equity [Member] | California Public Utilities Commission [Member]
Public Utilities, General Disclosures [Line Items]
Cost Of Capital Authorized Weighting		52.00%
Cost Of Capital Authorized Rate Of Recovery		10.10%
Cost Of Capital Weighted Authorized Return On Rate Base		5.25%
San Diego Gas and Electric Company [Member] | California Public Utilities Commission [Member]
Public Utilities, General Disclosures [Line Items]
Cost Of Capital Benchmark Rate		4.24%
Cost Of Capital Floor Rate		3.24%
Cost Of Capital Ceiling Rate		5.24%
Cost Of Capital Average Benchmark Rate		4.01%
Cost Of Capital Authorized Weighting		100.00%
Cost Of Capital Authorized Return On Rate Base		7.79%
San Diego Gas and Electric Company [Member] | Federal Energy Regulatory Commission [Member]
Public Utilities, General Disclosures [Line Items]
Cost Of Capital Estimated Weighting		100.00%
Cost Of Capital Weighted Estimated Return On Rate Base		7.51%
Recovery Of Wildfire Damage Expenses Awarded In FERC Decision	$ 23
San Diego Gas and Electric Company [Member] | Scenario, Forecast [Member] | California Public Utilities Commission [Member]
Public Utilities, General Disclosures [Line Items]
Cost Of Capital Potential Reduced Return On Equity			10.20%
San Diego Gas and Electric Company [Member] | Capital Structure, Long Term Debt [Member] | California Public Utilities Commission [Member]
Public Utilities, General Disclosures [Line Items]
Cost Of Capital Authorized Weighting		45.25%
Cost Of Capital Authorized Rate Of Recovery		5.00%
Cost Of Capital Weighted Authorized Return On Rate Base		2.26%
San Diego Gas and Electric Company [Member] | Capital Structure, Long Term Debt [Member] | Federal Energy Regulatory Commission [Member]
Public Utilities, General Disclosures [Line Items]
Cost Of Capital Estimated Weighting		43.48%
Cost Of Capital Estimated Rate Of Recovery		4.21%
Cost Of Capital Weighted Estimated Return On Rate Base		1.83%
San Diego Gas and Electric Company [Member] | Capital Structure, Preferred Stock [Member] | California Public Utilities Commission [Member]
Public Utilities, General Disclosures [Line Items]
Cost Of Capital Authorized Weighting		2.75%
Cost Of Capital Authorized Rate Of Recovery		6.22%
Cost Of Capital Weighted Authorized Return On Rate Base		0.17%
San Diego Gas and Electric Company [Member] | Capital Structure, Common Equity [Member] | California Public Utilities Commission [Member]
Public Utilities, General Disclosures [Line Items]
Cost Of Capital Authorized Weighting		52.00%
Cost Of Capital Authorized Rate Of Recovery		10.30%
Cost Of Capital Weighted Authorized Return On Rate Base		5.36%
San Diego Gas and Electric Company [Member] | Capital Structure, Common Equity [Member] | Federal Energy Regulatory Commission [Member]
Public Utilities, General Disclosures [Line Items]
Authorized Return On Equity		10.05%
Cost Of Capital Estimated Weighting		56.52%
Cost Of Capital Weighted Estimated Return On Rate Base		5.68%